Dividends	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Dividends [Abstract]
Dividends	21. Dividends No dividend has been paid or declared by the Company since its date of incorporation.	22. Dividends No dividend has been paid or declared by the Company since its date of incorporation.